Quarterly Holdings Report
for

Fidelity® VIP Investment Grade Central Fund

September 30, 2019

VIGC-QTLY-1119
1.837325.113

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.45% 6/30/20	$3,187,000	$3,194,552
2.95% 7/15/26	12,000,000	12,171,728
3.6% 2/17/23	6,270,000	6,539,191
4.3% 2/15/30	2,799,000	3,080,449
4.45% 4/1/24	480,000	519,256
4.5% 3/9/48	13,000,000	13,974,555
4.75% 5/15/46	15,700,000	17,421,680
Verizon Communications, Inc.:
4.862% 8/21/46	3,398,000	4,154,783
5.012% 4/15/49	2,962,000	3,721,327
5.5% 3/16/47	7,027,000	9,280,315
		74,057,836
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	2,012,000	2,340,876
5.95% 4/1/41	1,407,000	1,942,164
		4,283,040
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	6,044,981
4.908% 7/23/25	3,860,000	4,242,054
5.375% 5/1/47	18,172,000	19,774,622
6.484% 10/23/45	1,700,000	2,071,442
Comcast Corp.:
3.9% 3/1/38	1,072,000	1,186,722
4.6% 8/15/45	2,841,000	3,416,919
4.65% 7/15/42	2,539,000	3,040,617
Fox Corp.:
3.666% 1/25/22 (a)	721,000	744,456
4.03% 1/25/24 (a)	1,268,000	1,348,962
4.709% 1/25/29 (a)	1,835,000	2,094,561
5.476% 1/25/39 (a)	1,809,000	2,222,057
5.576% 1/25/49 (a)	1,201,000	1,525,525
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,532,975
4.5% 9/15/42	924,000	908,654
5.5% 9/1/41	1,700,000	1,832,110
5.875% 11/15/40	1,500,000	1,678,416
6.55% 5/1/37	20,209,000	24,271,962
7.3% 7/1/38	3,781,000	4,822,652
		88,759,687

TOTAL COMMUNICATION SERVICES		167,100,563

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
General Motors Financial Co., Inc.:
3.2% 7/13/20	10,000,000	10,054,965
4.2% 3/1/21	5,411,000	5,527,573
4.25% 5/15/23	2,080,000	2,172,016
4.375% 9/25/21	15,702,000	16,221,788
		33,976,342
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,119,502

TOTAL CONSUMER DISCRETIONARY		37,095,844

CONSUMER STAPLES - 2.9%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	10,715,357
4.9% 2/1/46	11,511,000	13,811,905
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	5,750,000	6,695,337
5.45% 1/23/39	4,690,000	5,933,725
5.55% 1/23/49	10,715,000	14,029,634
5.8% 1/23/59 (Reg. S)	11,321,000	15,419,367
Molson Coors Brewing Co.:
3% 7/15/26	3,500,000	3,534,241
5% 5/1/42	13,093,000	14,468,487
		84,608,053
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,460,323
3.3% 11/18/21	2,918,000	2,986,668
		5,446,991
Food Products - 0.0%
Conagra Brands, Inc. 3.8% 10/22/21	1,121,000	1,156,840
Tobacco - 1.4%
Altria Group, Inc.:
3.875% 9/16/46	4,590,000	4,224,279
4% 1/31/24	2,227,000	2,348,051
4.25% 8/9/42	5,531,000	5,357,111
4.5% 5/2/43	3,707,000	3,720,565
4.8% 2/14/29	5,504,000	6,035,840
5.375% 1/31/44	6,678,000	7,427,703
5.95% 2/14/49	3,700,000	4,352,695
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,945,742
4.25% 7/21/25 (a)	15,488,000	16,225,623
Reynolds American, Inc.:
3.25% 6/12/20	939,000	944,937
4% 6/12/22	3,228,000	3,362,950
4.45% 6/12/25	2,341,000	2,497,524
5.7% 8/15/35	1,215,000	1,356,714
5.85% 8/15/45	9,320,000	10,319,021
6.15% 9/15/43	4,000,000	4,533,062
7.25% 6/15/37	2,962,000	3,749,715
		81,401,532

TOTAL CONSUMER STAPLES		172,613,416

ENERGY - 5.9%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,586,549
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,616,232
4.85% 11/15/35	2,154,000	2,390,942
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	2,180,000	1,373,400
8.95% 4/1/45 (b)	2,104,000	1,030,960
		8,998,083
Oil, Gas & Consumable Fuels - 5.8%
Amerada Hess Corp.:
7.125% 3/15/33	1,003,000	1,252,085
7.3% 8/15/31	1,341,000	1,657,050
7.875% 10/1/29	4,387,000	5,543,547
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	7,112,917
5.85% 2/1/35	2,497,000	3,037,078
Cenovus Energy, Inc.:
4.25% 4/15/27	5,557,000	5,794,147
6.75% 11/15/39	2,500,000	3,058,041
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,379,000	4,403,643
4.5% 6/1/25	1,336,000	1,440,095
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,832,475
5.35% 3/15/20 (a)	3,724,000	3,751,930
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,790,924
5.6% 4/1/44	1,227,000	1,147,245
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,582,273
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,750,630
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,322,000	1,347,651
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,530,775
4.375% 10/15/20	3,093,000	3,157,700
Enbridge, Inc.:
4% 10/1/23	2,813,000	2,981,657
4.25% 12/1/26	1,773,000	1,939,823
Energy Transfer Partners LP:
4.2% 9/15/23	1,186,000	1,247,732
4.25% 3/15/23	1,017,000	1,062,602
4.5% 4/15/24	1,262,000	1,344,757
4.95% 6/15/28	4,048,000	4,449,739
5.25% 4/15/29	2,052,000	2,314,812
5.8% 6/15/38	2,257,000	2,584,132
6% 6/15/48	1,470,000	1,737,755
6.25% 4/15/49	1,409,000	1,710,749
Enterprise Products Operating LP:
2.55% 10/15/19	863,000	863,154
3.7% 2/15/26	4,800,000	5,102,688
3.75% 2/15/25	2,900,000	3,085,427
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,753,329
6.55% 9/15/40	460,000	570,739
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	2,874,673
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,273,268
MPLX LP:
3 month U.S. LIBOR + 0.900% 3.0021% 9/9/21 (b)(c)	1,583,000	1,588,256
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (b)(c)	2,383,000	2,390,518
4.5% 7/15/23	1,975,000	2,104,130
4.8% 2/15/29	1,126,000	1,244,252
4.875% 12/1/24	2,736,000	3,003,714
5.5% 2/15/49	3,377,000	3,933,751
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,227,795
Occidental Petroleum Corp.:
2.6% 8/13/21	1,544,000	1,554,001
2.7% 8/15/22	1,364,000	1,375,936
2.9% 8/15/24	4,509,000	4,543,237
3.2% 8/15/26	607,000	611,489
3.5% 8/15/29	1,909,000	1,938,289
4.3% 8/15/39	278,000	285,356
4.4% 8/15/49	279,000	286,856
4.85% 3/15/21	1,620,000	1,675,031
5.55% 3/15/26	5,174,000	5,850,246
6.2% 3/15/40	1,700,000	2,052,021
6.45% 9/15/36	4,602,000	5,695,681
6.6% 3/15/46	5,708,000	7,438,510
7.5% 5/1/31	7,680,000	10,061,453
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	3,804,000	3,968,143
7.25% 3/17/44	24,245,000	28,980,352
Petroleos Mexicanos:
4.5% 1/23/26	6,809,000	6,577,426
5.625% 1/23/46	4,526,000	3,851,626
6.35% 2/12/48	16,930,000	15,504,601
6.49% 1/23/27 (a)	3,830,000	3,983,009
6.5% 3/13/27	4,830,000	5,017,616
6.5% 1/23/29	5,560,000	5,639,647
6.75% 9/21/47	12,105,000	11,608,695
6.84% 1/23/30 (a)	20,585,000	21,289,007
7.69% 1/23/50 (a)	16,210,000	16,903,788
Phillips 66 Partners LP 2.646% 2/15/20	375,000	375,003
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	1,389,000	1,422,262
3.65% 6/1/22	2,155,000	2,210,685
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	2,171,570
Southwestern Energy Co. 6.2% 1/23/25 (b)	2,509,000	2,207,870
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,349,000	1,471,700
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,249,320
4.55% 6/24/24	13,337,000	14,360,268
Western Gas Partners LP:
4.5% 3/1/28	2,000,000	1,928,265
4.65% 7/1/26	9,056,000	8,949,429
4.75% 8/15/28	1,155,000	1,136,998
5.375% 6/1/21	6,322,000	6,501,258
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,617,837
3.9% 1/15/25	1,216,000	1,274,165
4% 11/15/21	2,221,000	2,282,935
4.3% 3/4/24	5,449,000	5,795,586
4.5% 11/15/23	1,751,000	1,874,330
		339,101,155

TOTAL ENERGY		348,099,238

FINANCIALS - 16.5%
Banks - 7.0%
Bank of America Corp.:
3.004% 12/20/23 (b)	30,548,000	31,198,978
3.3% 1/11/23	4,342,000	4,488,824
3.419% 12/20/28 (b)	18,965,000	19,788,389
3.5% 4/19/26	5,024,000	5,343,174
3.864% 7/23/24 (b)	4,370,000	4,602,477
3.95% 4/21/25	4,125,000	4,376,717
4.2% 8/26/24	19,977,000	21,428,057
4.25% 10/22/26	4,261,000	4,617,055
4.45% 3/3/26	1,517,000	1,653,357
Barclays PLC:
2.75% 11/8/19	3,581,000	3,581,415
3.25% 1/12/21	4,610,000	4,643,395
4.375% 1/12/26	6,221,000	6,565,710
5.088% 6/20/30 (b)	7,347,000	7,664,539
5.2% 5/12/26	6,222,000	6,609,531
Capital One NA 2.15% 9/6/22	3,839,000	3,835,747
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,141,243
3.352% 4/24/25 (b)	4,959,000	5,142,899
3.875% 3/26/25	9,500,000	9,994,480
4.05% 7/30/22	1,800,000	1,884,419
4.3% 11/20/26	1,733,000	1,864,745
4.45% 9/29/27	15,000,000	16,365,600
5.5% 9/13/25	5,524,000	6,258,156
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,570,655
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	5,040,200
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,615,000	2,618,928
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,679,483
3.75% 3/26/25	4,660,000	4,896,951
3.8% 9/15/22	7,240,000	7,522,138
3.8% 6/9/23	8,582,000	8,961,344
4.55% 4/17/26	2,575,000	2,835,440
Discover Bank:
4.2% 8/8/23	2,849,000	3,028,574
7% 4/15/20	2,309,000	2,365,961
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,018,655
8.25% 3/1/38	4,319,000	6,665,489
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,316,945
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,059,383
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,462,948
5.71% 1/15/26 (a)	9,864,000	10,468,492
JPMorgan Chase & Co.:
2.95% 10/1/26	8,028,000	8,240,439
3.797% 7/23/24 (b)	5,719,000	6,035,886
3.875% 9/10/24	43,751,000	46,612,378
4.125% 12/15/26	14,080,000	15,380,455
Rabobank Nederland 4.375% 8/4/25	7,451,000	8,043,215
Regions Financial Corp. 3.2% 2/8/21	2,833,000	2,867,890
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	20,522,000	21,878,249
6% 12/19/23	10,433,000	11,469,201
6.1% 6/10/23	13,369,000	14,561,483
6.125% 12/15/22	8,239,000	8,914,867
Synchrony Bank 3% 6/15/22	4,542,000	4,604,571
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,969,596
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,712,000	3,870,199
		412,008,922
Capital Markets - 4.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,741,353
4.25% 2/15/24	4,287,000	4,575,151
Ares Capital Corp. 4.2% 6/10/24	8,906,000	9,129,629
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	9,214,000	9,127,297
3.869% 1/12/29 (a)(b)	4,020,000	4,234,173
Deutsche Bank AG 4.5% 4/1/25	10,381,000	9,990,645
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,499,278
3.3% 11/16/22	9,310,000	9,254,374
5% 2/14/22	9,082,000	9,404,353
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	23,168,217
3.2% 2/23/23	7,150,000	7,343,377
3.691% 6/5/28 (b)	41,645,000	43,721,301
4.25% 10/21/25	2,269,000	2,432,349
6.75% 10/1/37	2,246,000	3,029,548
Intercontinental Exchange, Inc. 2.75% 12/1/20	1,628,000	1,640,303
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,493,795
4.875% 2/15/24	2,240,000	2,468,303
Morgan Stanley:
3.125% 1/23/23	26,000,000	26,671,188
3.125% 7/27/26	21,964,000	22,620,335
3.625% 1/20/27	11,000,000	11,624,525
3.7% 10/23/24	3,281,000	3,475,857
3.737% 4/24/24 (b)	5,000,000	5,221,555
4.431% 1/23/30 (b)	4,395,000	4,938,440
4.875% 11/1/22	7,751,000	8,311,772
5% 11/24/25	14,636,000	16,399,454
5.75% 1/25/21	3,512,000	3,672,560
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,267,491
UBS AG Stamford Branch 2.35% 3/26/20	1,450,000	1,452,222
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,684,554
		269,593,399
Consumer Finance - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,996,000	5,992,352
3.5% 5/26/22	1,724,000	1,768,005
3.5% 1/15/25	8,300,000	8,471,073
4.125% 7/3/23	4,192,000	4,397,067
4.45% 12/16/21	2,938,000	3,054,890
4.45% 4/3/26	3,126,000	3,340,564
4.875% 1/16/24	5,015,000	5,415,647
Capital One Financial Corp. 3.8% 1/31/28	4,476,000	4,736,073
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,259,198
3.95% 11/6/24	2,847,000	3,020,015
4.1% 2/9/27	3,673,000	3,909,117
4.5% 1/30/26	4,686,000	5,091,253
Ford Motor Credit Co. LLC:
5.085% 1/7/21	2,973,000	3,048,754
5.584% 3/18/24	6,246,000	6,643,292
5.596% 1/7/22	6,152,000	6,463,629
Synchrony Financial:
2.85% 7/25/22	1,524,000	1,537,433
3.75% 8/15/21	2,203,000	2,248,964
3.95% 12/1/27	7,681,000	7,875,463
4.25% 8/15/24	2,218,000	2,340,150
4.375% 3/19/24	2,280,000	2,419,608
5.15% 3/19/29	6,556,000	7,272,203
		94,304,750
Diversified Financial Services - 1.3%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	1,572,000	1,593,065
3.95% 7/1/24 (a)	2,088,000	2,141,662
4.375% 5/1/26 (a)	2,546,000	2,632,309
5.25% 5/15/24 (a)	3,813,000	4,082,960
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,041,000	1,088,566
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	6,092,424
3.875% 8/15/22	5,542,000	5,760,057
4.125% 6/15/26	4,647,000	4,929,376
4.125% 5/15/29	5,051,000	5,395,731
Cigna Corp.:
3.75% 7/15/23	4,859,000	5,081,493
4.125% 11/15/25	3,582,000	3,857,049
4.375% 10/15/28	6,064,000	6,647,769
4.8% 8/15/38	3,776,000	4,242,755
4.9% 12/15/48	3,772,000	4,314,526
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	6,100,000	6,590,440
Pine Street Trust I:
4.572% 2/15/29 (a)	5,707,000	6,104,965
5.568% 2/15/49 (a)	5,700,000	6,374,198
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	2,943,628
		79,872,973
Insurance - 2.0%
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,392,014
3.75% 7/10/25	8,311,000	8,777,762
4.875% 6/1/22	3,597,000	3,843,466
Aon Corp. 5% 9/30/20	1,402,000	1,441,605
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	4,567,986
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,978,000	4,501,066
4.75% 3/15/39	1,825,000	2,203,584
4.8% 7/15/21	2,278,000	2,365,830
4.9% 3/15/49	3,633,000	4,551,713
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	6,169,217
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.35% 5/28/21 (a)(b)(c)	27,560,000	27,591,412
3% 1/10/23 (a)	2,636,000	2,710,310
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	6,319,514
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,428,250
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	6,651,439
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,913,958
Unum Group:
3.875% 11/5/25	4,860,000	5,083,871
4% 3/15/24	5,930,000	6,265,511
4% 6/15/29	4,410,000	4,585,039
5.625% 9/15/20	2,889,000	2,980,924
5.75% 8/15/42	7,278,000	8,554,205
		115,898,676

TOTAL FINANCIALS		971,678,720

HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	3,144,000	3,147,250
Health Care Providers & Services - 1.2%
CVS Health Corp.:
2.625% 8/15/24	770,000	772,658
3% 8/15/26	625,000	627,986
3.25% 8/15/29	1,435,000	1,442,856
3.7% 3/9/23	2,500,000	2,602,066
4.1% 3/25/25	11,542,000	12,324,497
4.3% 3/25/28	13,403,000	14,496,851
4.78% 3/25/38	5,967,000	6,578,032
5.05% 3/25/48	8,772,000	9,975,803
Elanco Animal Health, Inc.:
3.912% 8/27/21	1,003,000	1,027,180
4.272% 8/28/23	3,166,000	3,323,890
4.9% 8/28/28	1,334,000	1,455,458
HCA Holdings, Inc. 4.75% 5/1/23	215,000	230,313
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,772,688
Toledo Hospital:
5.325% 11/15/28	2,109,000	2,351,404
6.015% 11/15/48	7,001,000	8,640,212
		68,621,894
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22	6,868,000	7,039,017
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	4,658,029
Mylan NV:
3.15% 6/15/21	5,002,000	5,065,785
3.95% 6/15/26	2,549,000	2,637,768
4.55% 4/15/28	4,000,000	4,260,967
Perrigo Finance PLC 3.5% 12/15/21	449,000	449,001
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	9,847,000	9,892,651
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,623,000	3,310,516
2.8% 7/21/23	1,463,000	1,183,201
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,692,730
		40,189,665

TOTAL HEALTH CARE		111,958,809

INDUSTRIALS - 0.6%
Airlines - 0.0%
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	1,788,489	1,794,748
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,084,410
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.25% 1/15/23	1,326,000	1,315,695
3% 9/15/23	877,000	890,560
3.375% 6/1/21	2,523,000	2,562,799
3.75% 2/1/22	4,522,000	4,648,239
3.875% 4/1/21	3,180,000	3,247,779
3.875% 7/3/23	5,581,000	5,819,035
4.25% 2/1/24	5,740,000	6,081,073
4.25% 9/15/24	3,565,000	3,799,453
4.75% 3/1/20	3,519,000	3,552,774
		31,917,407

TOTAL INDUSTRIALS		34,796,565

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	4,500,000	4,900,154
6.02% 6/15/26 (a)	1,564,000	1,763,703
		6,663,857
MATERIALS - 0.3%
Chemicals - 0.1%
Nutrien Ltd.:
4.2% 4/1/29	611,000	672,787
5% 4/1/49	1,064,000	1,240,562
The Dow Chemical Co. 4.125% 11/15/21	3,587,000	3,717,344
		5,630,693
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	1,990,156
6.75% 10/19/75 (a)(b)	4,773,000	5,578,444
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,782,390
4.5% 8/1/47 (a)	1,720,000	1,947,900
		11,298,890

TOTAL MATERIALS		16,929,583

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,232,972
American Tower Corp. 2.8% 6/1/20	9,000,000	9,034,266
AvalonBay Communities, Inc. 3.625% 10/1/20	1,872,000	1,892,535
Boston Properties, Inc.:
3.85% 2/1/23	4,708,000	4,938,665
4.5% 12/1/28	3,891,000	4,427,048
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,642,381
4.25% 1/15/24	3,408,000	3,661,204
Corporate Office Properties LP 5% 7/1/25	3,156,000	3,408,419
DDR Corp.:
3.625% 2/1/25	2,262,000	2,323,784
4.25% 2/1/26	2,954,000	3,120,340
4.625% 7/15/22	896,000	936,575
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,209,000
3.75% 12/1/24	1,576,000	1,673,893
3.875% 10/15/22	3,512,000	3,671,773
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,726,913
ERP Operating LP 4.75% 7/15/20	2,827,000	2,864,558
HCP, Inc.:
3.25% 7/15/26	573,000	589,444
3.5% 7/15/29	656,000	681,759
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,312,000	1,308,234
3.5% 8/1/26	1,366,000	1,408,189
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	8,539,586
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,504,976
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	5,913,000	5,877,192
4.375% 8/1/23	6,023,000	6,348,153
4.5% 1/15/25	2,677,000	2,822,050
4.5% 4/1/27	16,195,000	17,227,132
4.75% 1/15/28	6,382,000	6,907,244
4.95% 4/1/24	1,354,000	1,451,513
5.25% 1/15/26	5,686,000	6,232,011
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	999,347
5% 12/15/23	737,000	777,711
Store Capital Corp. 4.625% 3/15/29	1,793,000	1,972,062
Ventas Realty LP:
3% 1/15/30	4,385,000	4,353,033
3.125% 6/15/23	1,289,000	1,324,721
3.5% 2/1/25	6,443,000	6,747,386
4% 3/1/28	2,243,000	2,407,750
4.125% 1/15/26	1,557,000	1,684,042
4.375% 2/1/45	763,000	842,509
Weingarten Realty Investors 3.375% 10/15/22	812,000	831,376
WP Carey, Inc.:
3.85% 7/15/29	1,275,000	1,348,975
4% 2/1/25	5,360,000	5,622,904
		142,573,625
Real Estate Management & Development - 1.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,744,789
3.95% 11/15/27	4,613,000	4,821,691
4.1% 10/1/24	4,251,000	4,471,867
4.55% 10/1/29	4,524,000	4,904,930
Digital Realty Trust LP:
3.95% 7/1/22	3,320,000	3,466,072
4.75% 10/1/25	3,533,000	3,886,904
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,274,077
4.125% 6/15/22	2,007,000	2,095,640
4.4% 2/15/24	4,876,000	5,250,139
4.75% 10/1/20	4,185,000	4,291,300
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,691,294
4.5% 4/18/22	1,218,000	1,215,542
Post Apartment Homes LP 3.375% 12/1/22	790,000	812,145
Tanger Properties LP:
3.125% 9/1/26	3,109,000	3,054,932
3.75% 12/1/24	3,470,000	3,546,348
3.875% 12/1/23	1,792,000	1,845,149
		56,372,819

TOTAL REAL ESTATE		198,946,444

UTILITIES - 1.6%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	3,447,000	3,451,206
3.743% 5/1/26	6,947,000	7,157,901
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,832,379
6.4% 9/15/20 (a)	7,513,000	7,778,879
Eversource Energy 2.8% 5/1/23	5,110,000	5,185,091
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	12,406,707
7.375% 11/15/31	5,897,000	8,345,907
IPALCO Enterprises, Inc.:
3.45% 7/15/20	7,767,000	7,811,704
3.7% 9/1/24	2,157,000	2,233,796
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	531,776
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,292,949
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,563,935
		60,592,230
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,217,062
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.7% 6/15/21	1,182,000	1,188,907
3.55% 6/15/26	1,891,000	1,980,691
		3,169,598
Multi-Utilities - 0.5%
Dominion Energy, Inc. 3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (b)(c)	15,230,000	14,240,050
NiSource, Inc. 2.95% 9/1/29	8,554,000	8,602,516
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,113,319
6.5% 12/15/20	1,534,000	1,606,068
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.2706% 5/15/67 (b)(c)	1,426,000	1,199,623
		30,761,576

TOTAL UTILITIES		95,740,466

TOTAL NONCONVERTIBLE BONDS
(Cost $2,031,730,205)		2,161,623,505

U.S. Government and Government Agency Obligations - 35.6%
U.S. Treasury Inflation-Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$33,835,000	$38,831,250
1% 2/15/49	7,810,000	9,020,857
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	16,814,000	18,171,831
0.25% 1/15/25	6,800,000	7,392,652
0.375% 1/15/27	16,460,000	17,706,275
0.375% 7/15/27	16,152,500	17,237,773
0.625% 1/15/26	65,147,500	72,222,408
0.75% 7/15/28	26,500,000	28,490,723
0.875% 1/15/29	27,018,100	29,197,475

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		238,271,244

U.S. Treasury Obligations - 31.6%
U.S. Treasury Bonds:
3% 5/15/45 (d)	34,384,000	40,512,679
3% 2/15/49	153,563,000	183,243,849
U.S. Treasury Notes:
1.5% 9/30/24	29,299,000	29,229,186
1.625% 9/30/26	93,714,000	93,732,303
1.875% 3/31/22	219,649,000	221,150,507
1.875% 7/31/22	200,804,000	202,325,717
2% 12/31/21	409,319,000	412,644,719
2.125% 3/31/24	197,361,000	202,156,257
2.125% 7/31/24	10,638,000	10,912,261
2.125% 11/30/24	36,586,000	37,579,253
2.375% 5/15/29	101,713,000	108,042,250
2.5% 1/31/24	77,300,000	80,298,394
2.5% 2/28/26	153,467,000	161,709,857
3.125% 11/15/28	66,103,000	74,231,603

TOTAL U.S. TREASURY OBLIGATIONS		1,857,768,835

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,025,774,123)		2,096,040,079

U.S. Government Agency - Mortgage Securities - 22.9%
Fannie Mae - 8.8%
12 month U.S. LIBOR + 1.480% 4.242% 7/1/34 (b)(c)	17,472	18,215
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (b)(c)	18,621	19,430
12 month U.S. LIBOR + 1.655% 4.539% 11/1/36 (b)(c)	213,621	223,093
12 month U.S. LIBOR + 1.711% 4.595% 6/1/42 (b)(c)	124,602	129,545
12 month U.S. LIBOR + 1.745% 4.746% 7/1/35 (b)(c)	18,419	19,227
12 month U.S. LIBOR + 1.788% 4.913% 2/1/36 (b)(c)	131,234	137,230
12 month U.S. LIBOR + 1.800% 4.492% 7/1/41 (b)(c)	146,781	153,451
12 month U.S. LIBOR + 1.818% 4.531% 7/1/41 (b)(c)	86,952	90,693
12 month U.S. LIBOR + 1.818% 4.553% 9/1/41 (b)(c)	49,963	52,163
12 month U.S. LIBOR + 1.820% 4.82% 12/1/35 (b)(c)	100,702	105,484
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (b)(c)	50,974	53,200
12 month U.S. LIBOR + 1.900% 4.779% 7/1/37 (b)(c)	19,456	20,456
12 month U.S. LIBOR + 1.906% 4.705% 5/1/36 (b)(c)	89,037	93,603
12 month U.S. LIBOR + 1.938% 4.648% 9/1/36 (b)(c)	75,793	78,650
6 month U.S. LIBOR + 1.313% 3.938% 5/1/34 (b)(c)	142,365	146,599
6 month U.S. LIBOR + 1.420% 3.881% 9/1/33 (b)(c)	138,116	142,309
6 month U.S. LIBOR + 1.556% 4.146% 10/1/33 (b)(c)	8,358	8,642
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (b)(c)	9,860	10,237
U.S. TREASURY 1 YEAR INDEX + 1.945% 4.203% 10/1/33 (b)(c)	185,665	195,792
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (b)(c)	6,805	7,166
U.S. TREASURY 1 YEAR INDEX + 2.232% 4.923% 8/1/36 (b)(c)	275,101	289,724
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.674% 10/1/33 (b)(c)	22,679	23,833
U.S. TREASURY 1 YEAR INDEX + 2.549% 5.137% 5/1/35 (b)(c)	37,700	39,694
2.5% 7/1/31 to 1/1/43	34,218,152	34,566,015
3% 8/1/27 to 9/1/49	149,212,439	153,096,984
3.5% 1/1/34 to 3/1/48	126,215,605	131,679,304
4% 11/1/31 to 7/1/48	117,462,631	124,060,309
4.5% 5/1/25 to 12/1/48	42,189,449	45,307,704
5% 9/1/20 to 11/1/44	14,296,604	15,650,051
5.5% 3/1/39 to 5/1/44	4,388,708	4,893,936
6% 10/1/34 to 1/1/42	6,548,479	7,487,977
6.5% 12/1/23 to 8/1/36	1,213,727	1,387,177
7% 11/1/23 to 8/1/32	284,807	314,771
7.5% 9/1/22 to 11/1/31	235,808	268,214
8% 1/1/30 to 3/1/30	1,392	1,527
8.5% 3/1/25 to 6/1/25	328	365

TOTAL FANNIE MAE		520,772,770

Freddie Mac - 5.3%
12 month U.S. LIBOR + 1.375% 4.228% 3/1/36 (b)(c)	62,546	64,724
12 month U.S. LIBOR + 1.877% 4.789% 4/1/41 (b)(c)	63,992	66,554
12 month U.S. LIBOR + 1.880% 4.274% 9/1/41 (b)(c)	65,012	67,979
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	61,857	64,524
12 month U.S. LIBOR + 1.910% 4.729% 6/1/41 (b)(c)	128,904	134,516
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	112,742	118,379
12 month U.S. LIBOR + 1.910% 4.808% 5/1/41 (b)(c)	129,146	134,484
12 month U.S. LIBOR + 2.070% 4.733% 3/1/33 (b)(c)	1,633	1,707
12 month U.S. LIBOR + 2.160% 5.035% 11/1/35 (b)(c)	46,299	48,479
6 month U.S. LIBOR + 1.655% 4.285% 4/1/35 (b)(c)	106,625	110,595
6 month U.S. LIBOR + 2.276% 4.955% 10/1/35 (b)(c)	19,741	20,553
U.S. TREASURY 1 YEAR INDEX + 2.248% 4.952% 1/1/35 (b)(c)	22,765	23,950
2.5% 8/1/32 to 6/1/34	24,681,212	24,905,046
3% 6/1/31 to 12/1/46	44,626,300	45,878,050
3.5% 3/1/32 to 6/1/48	113,099,014	118,197,163
4% 5/1/37 to 6/1/48	63,867,635	67,902,426
4.5% 7/1/25 to 10/1/48	41,530,384	44,748,466
5% 1/1/35 to 6/1/41	2,720,879	3,007,973
5.5% 1/1/38 to 6/1/41	3,977,638	4,465,314
6% 4/1/32 to 8/1/37	634,176	716,169
7.5% 5/1/26 to 11/1/31	30,196	34,619
8% 4/1/27 to 5/1/27	2,031	2,285
8.5% 5/1/27 to 1/1/28	4,274	4,799

TOTAL FREDDIE MAC		310,718,754

Ginnie Mae - 7.9%
3% 12/20/42 to 1/20/48	99,778,660	102,751,783
3.5% 12/20/40 to 2/20/48	106,504,750	111,220,568
4% 2/15/40 to 4/20/48 (e)	83,254,252	88,329,453
4.5% 5/15/39 to 6/20/47	35,938,414	38,397,330
5% 3/15/39 to 4/20/48	7,833,332	8,455,266
6.5% 4/15/35 to 11/15/35	65,415	75,449
7% 1/15/28 to 7/15/32	743,827	843,481
7.5% 4/15/22 to 10/15/28	179,074	198,931
8% 3/15/30 to 9/15/30	13,325	15,392
3% 10/1/49 (e)	5,600,000	5,747,437
3% 10/1/49 (e)	2,850,000	2,925,035
3% 10/1/49 (e)	6,900,000	7,081,664
3% 10/1/49 (e)	6,100,000	6,260,601
3% 10/1/49 (e)	1,100,000	1,128,961
3% 11/1/49 (e)	11,200,000	11,485,687
3.5% 10/1/49 (e)	18,700,000	19,373,221
3.5% 10/1/49 (e)	23,700,000	24,553,226
3.5% 10/1/49 (e)	3,300,000	3,418,804
3.5% 10/1/49 (e)	2,000,000	2,072,002
3.5% 10/1/49 (e)	1,000,000	1,036,001
3.5% 11/1/49 (e)	15,200,000	15,739,498
3.5% 11/1/49 (e)	9,700,000	10,044,285
4% 10/1/49 (e)	1,650,000	1,715,734
4% 10/1/49 (e)	1,650,000	1,715,734

TOTAL GINNIE MAE		464,585,543

Uniform Mortgage Backed Securities - 0.9%
3% 10/1/49 (e)	12,025,000	12,206,356
3% 10/1/49 (e)	34,450,000	34,969,561
4% 10/1/49 (e)	1,650,000	1,712,118
4% 10/1/49 (e)	1,650,000	1,712,118

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		50,600,153

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,328,444,317)		1,346,677,220

Asset-Backed Securities - 2.4%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$3,739,222	$3,760,330
Series 2019-1 Class A, 3.844% 5/15/39 (a)	4,161,952	4,169,503
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (a)(b)(c)	6,268,000	6,274,801
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.5034% 1/15/29 (a)(b)(c)	6,857,000	6,860,429
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	8,190,000	8,447,093
Class AA, 2.487% 12/16/41 (a)	1,689,333	1,682,612
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	6,255,655	6,350,736
Class B, 5.095% 4/15/39 (a)	2,145,869	2,174,942
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	6,374,444	6,524,919
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4805% 10/20/32 (a)(b)(c)	4,495,000	4,494,915
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.4674% 5/29/32 (a)(b)(c)	3,185,000	3,188,347
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 4.7019% 1/25/35 (b)	17,824	17,778
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,498,683	3,582,791
Class A2II, 4.03% 11/20/47 (a)	5,922,510	6,135,483
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.33% 10/20/32 (a)(b)(c)(e)	2,036,000	2,036,000
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.5834% 4/15/29 (a)(b)(c)	7,519,000	7,537,985
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.7622% 5/15/32 (a)(b)(c)	5,210,000	5,209,932
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.8434% 3/25/34 (b)(c)	527	500
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,843,124	2,953,069
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,874,667	2,885,668
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.4976% 1/20/29 (a)(b)(c)	2,547,000	2,547,886
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(c)	6,260,000	6,266,717
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 0% 10/15/32 (a)(b)(c)(e)	2,954,000	2,954,000
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (a)(b)(c)	5,650,000	5,655,893
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.5284% 9/25/35 (b)(c)	247,527	247,133
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.6939% 7/17/32 (a)(b)(c)	6,261,000	6,268,225
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.2634% 1/25/36 (b)(c)	520,000	522,789
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	5,201,449	5,276,282
SBA Tower Trust Series 2019-1 2.836% 1/15/50 (a)	6,201,000	6,208,963
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.8784% 9/25/34 (b)(c)	8,753	8,608
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	6,562,214	6,728,023
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.9137% 4/15/32 (a)(b)(c)	6,307,000	6,313,900
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (a)(b)(c)	6,552,000	6,559,122
TOTAL ASSET-BACKED SECURITIES
(Cost $138,381,998)		139,845,374

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.5784% 1/25/35 (b)(c)	18,859	18,826
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.3153% 2/25/37 (b)(c)	19,864	19,795
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.3084% 7/25/35 (b)(c)	24,294	24,304
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (b)(c)	3,430	3,363

TOTAL PRIVATE SPONSOR		66,288

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	169,118	178,412
Series 1999-57 Class PH, 6.5% 12/25/29	208,593	235,300
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	1,424,161	1,417,600
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 28.035% 6/16/37 (b)(g)	21,835	39,475
Series 2015-H21 Class JA, 2.5% 6/20/65 (f)	1,363,928	1,362,947

TOTAL U.S. GOVERNMENT AGENCY		3,233,734

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,224,521)		3,300,022

Commercial Mortgage Securities - 1.7%
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	5,520,000	6,302,821
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.6525% 9/15/37 (a)(b)(c)	1,924,568	1,924,806
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.8275% 11/15/35 (a)(b)(c)	2,297,725	2,304,901
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.3275% 4/15/34 (a)(b)(c)	3,284,000	3,286,057
Class C, 1 month U.S. LIBOR + 1.600% 3.6275% 4/15/34 (a)(b)(c)	2,171,000	2,172,359
Class D, 1 month U.S. LIBOR + 1.900% 3.9275% 4/15/34 (a)(b)(c)	2,279,000	2,290,387
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.0275% 4/15/34 (a)(b)(c)	5,400,000	5,403,384
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	2,236,000	2,245,358
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.1475% 6/15/34 (a)(b)(c)	7,948,000	7,957,938
Class B, 1 month U.S. LIBOR + 1.500% 3.5275% 6/15/34 (a)(b)(c)	1,565,000	1,566,960
Class C, 1 month U.S. LIBOR + 1.750% 3.7775% 6/15/34 (a)(b)(c)	1,768,000	1,770,216
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	1,059,000	1,220,392
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,914,309
Class B, 4.5349% 4/15/36 (a)	1,132,000	1,206,035
Class C, 4.9414% 4/15/36 (a)(b)	760,000	803,449
Class D, 4.9414% 4/15/36 (a)(b)	1,519,000	1,582,694
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	2,763,000	3,178,160
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	782,428
Class DFX, 5.3503% 7/5/33 (a)	1,121,000	1,205,972
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,631,857
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.2775% 8/15/33 (a)(b)(c)	4,318,000	4,317,992
Class C, 1 month U.S. LIBOR + 1.500% 3.5275% 8/15/33 (a)(b)(c)	10,400,000	10,400,016
Series 2018-H4 Class A4, 4.31% 12/15/51	9,252,000	10,600,856
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	3,863,572	3,878,351
Class B, 4.181% 11/15/34 (a)	1,632,000	1,652,741
Class C, 5.205% 11/15/34 (a)	1,144,100	1,167,831
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,762,451	4,669,516
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 4.1275% 3/15/36 (a)(b)(c)	4,971,000	4,986,501
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	6,575,000	7,501,377
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $97,906,769)		101,925,664

Municipal Securities - 1.2%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,264,736
7.5% 4/1/34	5,055,000	7,790,109
7.55% 4/1/39	6,085,000	10,067,389
6.65% 3/1/22	4,360,000	4,754,885
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	595,000	606,894
Series 2010 C1, 7.781% 1/1/35	2,940,000	3,686,554
Series 2012 B, 5.432% 1/1/42	1,205,000	1,221,509
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	4,320,000	4,522,133
5.1% 6/1/33	4,805,000	5,204,488
Series 2010-1, 6.63% 2/1/35	12,290,000	14,485,117
Series 2010-3:
6.725% 4/1/35	9,480,000	11,111,698
7.35% 7/1/35	5,540,000	6,753,703
Series 2010-5, 6.2% 7/1/21	904,000	943,966
TOTAL MUNICIPAL SECURITIES
(Cost $65,053,685)		72,413,181

Bank Notes - 0.9%
Capital One NA 2.95% 7/23/21	5,645,000	5,718,610
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,944,983
3.1% 6/4/20	6,380,000	6,414,494
3.35% 2/6/23	3,206,000	3,305,007
4.682% 8/9/28 (b)	2,761,000	2,886,611
8.7% 11/18/19	1,503,000	1,514,624
KeyBank NA:
2.25% 3/16/20	9,000,000	9,006,789
6.95% 2/1/28	800,000	1,004,960
PNC Bank NA 2.3% 6/1/20	1,450,000	1,452,114
Regions Bank 6.45% 6/26/37	7,720,000	10,125,731
Synchrony Bank 3.65% 5/24/21	4,766,000	4,857,417
TOTAL BANK NOTES
(Cost $49,456,590)		53,231,340
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund 1.96% (h)
(Cost $29,277,394)	29,271,933	29,277,788
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $5,769,249,602)		6,004,334,173
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(118,075,282)
NET ASSETS - 100%		$5,886,258,891

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 10/1/49	$(11,200,000)	$(11,494,875)
3.5% 10/1/49	(3,100,000)	(3,211,603)
3.5% 10/1/49	(3,600,000)	(3,729,604)
3.5% 10/1/49	(9,500,000)	(9,842,010)
3.5% 10/1/49	(1,000,000)	(1,036,001)
3.5% 10/1/49	(15,200,000)	(15,747,217)
3.5% 10/1/49	(9,700,000)	(10,049,211)
4% 10/1/49	(1,650,000)	(1,715,734)
4% 10/1/49	(1,650,000)	(1,715,734)

TOTAL GINNIE MAE		(58,541,989)

Uniform Mortgage Backed Securities
3% 10/1/49	(18,800,000)	(19,083,533)
3.5% 10/1/49	(1,900,000)	(1,948,964)
3.5% 10/1/49	(1,900,000)	(1,948,964)
4% 10/1/49	(1,650,000)	(1,712,118)
4% 10/1/49	(1,650,000)	(1,712,118)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(26,405,697)

TOTAL TBA SALE COMMITMENTS
(Proceeds $84,771,273)		$(84,947,686)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $480,995,204 or 8.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $250,983.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,131,245
Total	$2,131,245

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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